2 Significant accounting policies (Details 1)	12 Months Ended
Dec. 31, 2020
Building [member]
SignificantAccountingPoliciesLineItems [Line Items]
Useful lives of assets	25 years
Machinery and equipment [member]
SignificantAccountingPoliciesLineItems [Line Items]
Useful lives of assets	10 years
Vehicles [member]
SignificantAccountingPoliciesLineItems [Line Items]
Useful lives of assets	4 years
Furniture and fixtures [member]
SignificantAccountingPoliciesLineItems [Line Items]
Useful lives of assets	10 years
IT equipment [member]
SignificantAccountingPoliciesLineItems [Line Items]
Useful lives of assets	5 years
Library books [member]
SignificantAccountingPoliciesLineItems [Line Items]
Useful lives of assets	10 years
Laboratories and clinics [member]
SignificantAccountingPoliciesLineItems [Line Items]
Useful lives of assets	10 years
Leasehold improvements [member]
SignificantAccountingPoliciesLineItems [Line Items]
Useful lives of assets	20 years